Income Taxes - Summary of Open Tax Years by Major Jurisdiction (Detail)	12 Months Ended
Feb. 28, 2018
Minimum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2010
Minimum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2015
Minimum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2017
Maximum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2018
Maximum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2018
Maximum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2018